RELATED PARTY TRANSACTION - Summary of transactions (FY) (Details) - USD ($)	6 Months Ended		12 Months Ended			24 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Balance of cryptocurrency receivables	$ 0		$ 0	$ 0	$ 0
Lending and wealth management products [Member]
RELATED PARTY TRANSACTIONS
Purchase of cryptocurrencies		$ 186,000,000	286,000,000	0
Total receipts from collection of lending and redemption of wealth management products disposed	$ 0	191,000,000	$ 302,000,000	$ 61,000,000
Loan with date of purchase September 8, 2021 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies						$ 30,000,000
Effective annual yield of return/interest rate			8.25%			8.25%
Wealth management product - type A with date of purchase October 20, 2021 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies						$ 30,000,000
Effective annual yield of return/interest rate			13.00%			13.00%
Wealth management product - type A with date of purchase January 14, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies		$ 80,000,000				$ 80,000,000
Effective annual yield of return/interest rate		1.00%	1.00%			1.00%
Loan with date of purchase April 1, 2022, one
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies		$ 15,000,000				$ 15,000,000
Effective annual yield of return/interest rate		5.83%	5.83%			5.83%
Loan with date of purchase April 1, 2022, one
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies		$ 5,000,000				$ 5,000,000
Effective annual yield of return/interest rate		7.00%	7.00%			7.00%
Wealth management product - type A with date of purchase April 15, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies		$ 10,000,000				$ 10,000,000
Effective annual yield of return/interest rate		3.06%	3.06%			3.06%
Loan with date of purchase May 12, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies		$ 30,000,000				$ 30,000,000
Effective annual yield of return/interest rate		15.00%	15.00%			15.00%
Wealth management product - type B with date of purchase June 17, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies		$ 10,000,000				$ 10,000,000
Effective annual yield of return/interest rate		5.70%	5.70%			5.70%
Wealth management product - type B with date of purchase June 20, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies		$ 50,000,000				$ 50,000,000
Effective annual yield of return/interest rate		5.92%	5.92%			5.92%
Loan with date of purchase July 1, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies						$ 80,000,000
Effective annual yield of return/interest rate			4.13%			4.13%
Loan with date of purchase October 11, 2022 [Member]
RELATED PARTY TRANSACTIONS
Amount of Cryptocurrencies						$ 20,000,000
Effective annual yield of return/interest rate			3.50%			3.50%